UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment  Company  Act  file  number          811-4204
                                                --------

               PC&J  Preservation  Fund
               ------------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)
(Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:       March  31,  2005
                            -----------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  SCHEDULE  OF  INVESTMENTS.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS
-------------------------
March  31,  2005
(UNAUDITED)

                                         Principal     Market     Percent of
Security                                   Amount       Value     Net Assets

U.S. GOVERNMENT AND AGENCY
STEP-UP OBLIGATIONS:

Maturity of 1 - 5 years:
---------------------------------------
Federal Natl Mtg Assn Step Up Note. . .  $  765,000  $  744,704          4.2%
3.000% Due 02-26-10

Maturity of 5 - 10 years:
---------------------------------------
Federal Home Ln BKS . . . . . . . . . .     800,000     790,672
3.000% Due 10-28-11
Federal Home Ln Mtg Corp Step Up Notes.   1,230,000   1,219,939
4.000% Due 01-27-15
Federal Natl Mtg Assn Mtn . . . . . . .   1,000,000     985,930
4.000% Due 02-25-15
                                                      2,996,541        17.0%

Maturity of 10 - 20 years:
---------------------------------------
Federal Home Ln Bks . . . . . . . . . .   2,000,000   1,969,460
4.250% Due 06-04-18
Federal Home Ln Bks . . . . . . . . . .     500,000     472,865
4.250% Due 07-16-18
Federal Home Ln Mtg Corp Mtn. . . . . .     390,000     391,053
5.125% Due 08-15-18
Federal Home Ln Mtg Corp Step Up. . . .     750,000     750,000
4.999% Due 09-21-18
Federal Natl Mtg Assn Mtn . . . . . . .     300,000     300,000
5.000% Due 09-17-19
Federal Home Ln Mtg Corp Mtn. . . . . .     750,000     740,625
5.000% Due 10-28-19
                                                      4,624,003        26.3%
                                         ----------

TOTOAL U.S. GOVERNMENT AND
AGENCY STEP-UP OBLIGATIONS
(Cost $8,485,476) . . . . . . . . .             . .   8,365,248        47.5%

U.S. CORPORATE OBLIGATIONS:

Maturity of 10 - 20 years:
-----------------------------------
Intl Bk Recon Dev Mtns Be . . . .           850,000     844,688
7.000% Due 08-13-18
Household Fin Corp Int Nt Be. . . .         300,000     311,584
7.750% Due 04-15-22
                                                      1,156,271        6.6%

Maturity of 20 - 30 years:
-----------------------------------
Bank Amer Corp Sub Intnts Be. . . .         250,000     253,740       1.4%
7.000% Due 06-15-26

TOTAL U.S. CORPORATE OBLIGATIONS
(Cost $1,437,579) . . . . . . . . .                   1,410,011       8.0%


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of Less Than 1 year:
-----------------------------------
Cleveland OH Airport. . . . . . . .        365,000      370,183       2.1%
6.490% Due 01-01-06

Maturity of 1 - 5 years:
-----------------------------------
Chicago Heights IL. . . . . . . . .        170,000      180,802
7.350% Due 12-01-07
Minneapolis MN Cmty Dev . . . . . .        285,000      287,407
10.400% Due 12-01-07
Maricopa Cnty AZ Indl Dv Sr Living.        435,000      425,400
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust . . . .        475,000      475,000
6.950% Due 07-01-08
Dayton OH . . . . . . . . . . . . .        140,000      141,400
6.250% Due 11-01-08
Dayton OH Economic Dev Rev. . . . .        500,000      530,065
6.380% Due 12-01-09
                                                      2,040,074     11.6%

Maturity of 5 - 10 years:
-----------------------------------
Baltimore MD. . . . . . . . . . .    .    435,000      435,000
8.400% Due 07-01-11
Denver CO City & Cnty Sd 1. . . . .       500,000      554,940
6.940% Due 12-15-12
Dayton OH . . . . . . . . . . . . .       250,000      252,500
6.500% Due 11-01-13
Sacramento CA Redev Agy . . . . .    .    200,000      211,780
6.375% Due 11-01-13
                                                     1,454,220      8.2%

Maturity of 10 - 20 years:
----------------------------------------
Ohio State . . . . . . . . . . . . .      750,000      792,518
7.600% Due 10-01-16
Palmdale CA Redev. . . . . . . . . . . .  225,000      244,800
7.900% Due 09-01-17
                                                     1,037,318      5.9%

Maturity of 20 - 30 years:
----------------------------------------
Broward Cnty FL Professional Sports Fac.  500,000      530,770      3.0%
8.110% Due 09-01-28

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $5,394,219). . . . . .             5,432,565     30.8%

TOTAL U.S. GOVERNMENT AND AGENCY
STEP-UP, U.S. CORPORATE AND TAXABLE
MUNICIPAL OBLIGATIONS (Cost $15,317,274)           $15,207,824     86.3%

SHORT-TERM OBLIGATIONS
First American Treasury Obligations. . .                   695
Federated Prime Obligations. . . . . . .             2,050,000

TOTAL SHORT-TERM OBLIGATIONS . . . . . .             2,050,695     11.6%
(Cost $2,050,695)

TOTAL INVESTMENTS. . . . . . . . . . . .           $17,258,519     97.9%
(Cost $17,367,969)

NOTES  TO  FINANCIAL  STATEMENTS
March  31,  2005


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a "no-load, open-end, diversified" investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is the generation of income and the preservation of capital through investment in fixed-income obligations. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.
(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. The Fund has a capital loss carry forward of $286,160, of which $152,270 can be carried forward through 2008,
$98,440  through  2011,  and  $35,450          through  2012.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes as required by AICPA financial accounting standards. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, for tax purposes, are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The  Fund  has  an  investment  advisory  agreement  with  Parker Carlson &
Johnson, Inc. (the "Adviser"), wherein the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $87,724 for the year ended December 31, 2004.
The Fund has a management agreement with PC&J Service Corp., (the "Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including trustee fees of $6,000 for the year ended December 31, 2004.
Service Corp is entitled to a monthly fee, accrued daily, based on an annual rate applied to the daily net assets of the Fund. The trustees approved a rate increase in October 2004. The new rate is 0.6%, an increase of 0.1% over the old rate of 0.5%. Management fees were $91,895 for the year ended December 31, 2004.
Certain officers and trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

ITEM  2.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3.  EXHIBITS.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J  Preservation  Fund

By:
May  25,  2005               /s/________________________________________________
Date                            Kathleen  Carlson,  Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May  25,  2005               /s/________________________________________________
Date                            James  M.  Johnson,  President

By:
May  25,  2005               /s/________________________________________________
Date                            Kathleen  Carlson,  Treasurer

                                                                 Exhibit 99.CERT
                                 CERTIFICATIONS

I,  James  M.  Johnson,  certify  that:

1.     I  have  reviewed  this  report  on  Form  N-Q of PC&J Preservation Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)     Not  Applicable

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


May  25,  2005               /s/________________________________________________
Date                            James  M.  Johnson,  President

I,  Kathleen  Carlson,  certify  that:

1.     I  have  reviewed  this  report  on  Form  N-Q of PC&J Preservation Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)     Not  Applicable

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


May  25,  2005               /s/________________________________________________
Date                            Kathleen  Carlson,  Treasurer